Prudential Day One 2030 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 94.0%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	576,735	$5,242,521
PGIM Global Real Estate Fund (Class R6)	168,473	3,726,621
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	166,162	2,130,192
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	308,687	3,410,986
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	81,376	930,129
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	656,626	8,122,467
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	841,956	14,725,815
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	201,520	2,134,101
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	518,231	8,685,554
PGIM TIPS Fund (Class R6)	1,225,477	11,923,891
PGIM Total Return Bond Fund (Class R6)	829,171	10,654,845

Total Long-Term Investments (cost $65,453,987)		71,687,122

Short-Term Investment 6.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,681,105)	4,681,105	4,681,105

TOTAL INVESTMENTS 100.2% (cost $70,135,092)(wd)		76,368,227
Liabilities in excess of other assets (0.2)%		(127,105)

Net Assets 100.0%		$76,241,122

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds